      As filed with the Securities and Exchange Commission on February 22, 1996
                                              1933 Act Registration No. 33-2524
                                             1940 Act Registration No. 811-4448

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [  X  ]

                      Pre-Effective Amendment No. ____           [     ]

                      Post-Effective Amendment No. 26            [  X  ]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [     ]

          Amendment No.  ______

                          (Check appropriate box or boxes.)

                              PAINEWEBBER MASTER SERIES
                  (Exact name of registrant as specified in charter)

                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Address of principal executive offices)

          Registrant's telephone number, including area code: (212) 713-2000

                              DIANNE E. O'DONNELL, Esq.
                       Mitchell Hutchins Asset Management Inc.
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Name and address of agent for service)

                                     Copies to:

                                ELINOR W. GAMMON, Esq.
                             Kirkpatrick & Lockhart LLP
                                      2nd Floor
                            1800 Massachusetts Avenue, N.W.
                             Washington, D.C.  20036-1800
                              Telephone: (202) 778-9000

              It is proposed that this filing will become effective:

     [  X  ]   Immediately upon filing pursuant to Rule 485(b)
     [     ]   On _________________ pursuant to Rule 485(b)
     [     ]   60 days after filing pursuant to Rule 485(a) (i)
     [     ]   On _________________ pursuant to Rule 485(a) (i)
     [     ]   75 days after filing pursuant to Rule 485(a)(ii)
     [     ]   On _________________ pursuant to Rule 485(a)(ii)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and has filed the notice required by such Rule for its most recent fiscal year on April 27, 1995.

                                                       PAINEWEBBER MASTER SERIES, INC.
                                                       CALCULATION OF REGISTRATION FEE
						       -------------------------------

                                                       Proposed          Proposed
                                     Amount of         Maximum           Maximum            Amount of
       Securities Being              Shares Being      Offering Price    Aggregate          Registra-
       Registered                    Registered        Per Unit          Offering Price     tion Fee
       ----------------              ------------      ---------------   ---------------    ---------

       Shares of Common Stock, Par
       Value $.001, of
       PaineWebber Balanced Fund     4,756,835         $ 11.07           $290,000*          $100.00*
       (Class B)






     The fee for the above shares to be registered by this filing has been computed on the basis of the price in effect on February 15, 1996.



     __________________

     * Calculation of the proposed maximum aggregate price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940.
     During its fiscal year ended February 28, 1995, Registrant redeemed or repurchased shares of common stock in the aggregate amount of 7,717,897 with respect to the PaineWebber Balanced Fund. During its current fiscal year, Registrant used 2,987,259 of this amount for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940 with respect to the PaineWebber Balanced Fund and the Registrant's other series. Registrant is filing this post-effective amendment to use the remaining 4,730,638 of the total redemptions and repurchases with respect to the PaineWebber Balanced Fund during its fiscal year ended February 28, 1995 to reduce the fee that would otherwise be required for the shares registered hereby. During its current fiscal year, Registrant has filed no other post-effective amendment for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber Master Series, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of New York and State of New York, on the 21st day of February, 1996.

                                       PAINEWEBBER MASTER SERIES, INC.


                                       By:/s/ Dianne E. O'Donnell
                                          ---------------------------------
                                          Dianne E. O'Donnell
                                          Vice President and Secretary

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                                     Title                                     Date


       /s/ Margo N. Alexander       *               President (Chief Executive Officer)        February 21, 1996
       Margo N. Alexander
       /s/ E. Garrett Bewkes, Jr.  **               Director and Chairman                      February 21, 1996
       E. Garrett Bewkes, Jr.                       of the Board of Directors

       /s/ Meyer Feldberg         ***               Director                                   February 21, 1996
       Meyer Feldberg

       /s/ George W. Gowen       ****               Director                                   February 21, 1996
       George W. Gowen
       /s/ Frederic V. Malek     ****               Director                                   February 21, 1996
       Frederic V. Malek

       /s/ Judith Davidson Moyers****               Director                                   February 21, 1996
       Judith Davidson Moyers
       /s/ Julian F. Sluyters                       Vice President and                         February 21, 1996
       Julian F. Sluyters                           Treasurer (Principal Financial and
                                                    Accounting Officer)

     * Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

     **       Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated January 3, 1994 and November 20, 1993, respectively, and incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Master Series, Inc., SEC File No. 33-2524, filed February 28, 1994.

     ***      Signature affixed by Elinor W. Gammon pursuant to power of attorney dated December 27, 1990 and incorporated by reference from Post-Effective Amendment No. 2 to the registration statement of PaineWebber Regional Financial Growth Fund Inc., SEC File No. 33-33231, filed May 1, 1991.

     ****     Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated March 27, 1990 and incorporated by reference from Post-Effective Amendment No. 10 to the registration statement of PaineWebber Master Series, Inc., SEC File No. 33-2524, filed May 2, 1990.
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